Investments (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Investments [Abstract]
Schedule of Investments
The Company’s investments were comprised of the following:

	Ownership Percentage as of June 30, 2024	As of June 30,
		2024	2023
		(in millions)
Equity method investments(a)	various	$215	$192
Equity and other securities(b)	various	214	235
Total Investments		$429	$427
(a)Equity method investments are primarily comprised of REA Group’s ownership interest in PropertyGuru.
(b)Equity and other securities are primarily comprised of Nexxen International, Ltd. (formerly Tremor International Ltd.), certain investments in China, the Company’s investment in ARN Media Limited, which operates a portfolio of Australian radio media assets, and Dow Jones’ investment in an artificial intelligence-focused data analytics company.

Schedule of Total Gains and Losses on Equity Securities
The components comprising total gains and losses on equity securities are set forth below:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Total losses recognized on equity securities	$(13)	$(9)	$(59)
Less: Net gains (losses) recognized on equity securities sold or impaired	—	2	—
Unrealized losses recognized on equity securities held at end of period	$(13)	$(11)	$(59)